Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 38,102,537
Dividend and interest income	11,037,667
Total investment income	49,140,204
Interest income on notes receivable from participants	410,795
Contributions:
Employer	5,641,408
Participants	14,802,589
Rollovers	4,083,457
Total contributions	24,527,454
Total additions	74,078,453
Deductions:
Benefits paid to participants	35,931,687
Administrative expenses	346,398
Total deductions	36,278,085
Net increase	37,800,368
Net assets available for benefits:
Beginning of the year	343,618,912
End of the year	$ 381,419,280